Share based compensation expenses - Share options issued by Jimu Parent to employees of the Company (Details) ¥ in Thousands			12 Months Ended
	Jul. 31, 2018 shares	May 31, 2018 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 CNY (¥) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 $ / shares
Share based compensation expenses
Share-based compensation expenses allocated from Jimu Parent | ¥			¥ 221		¥ 3,712		¥ 22,434
Options Outstanding
Granted (in shares)	740,000	16,042,500
Average Intrinsic Value
Exercised | ¥			394
Service-based share options
Share based compensation expenses
Share-based compensation expenses allocated from Jimu Parent | ¥			¥ 119		¥ 3,383		21,125
Options Outstanding
Exercise of Share-based options (in share)			(141,764)
Forfeited (in shares)			(1,875,536)
Outstanding at end of the year (in shares)			2,844,769		4,862,069
Exercisable at end of the year (in shares)			2,491,986	2,491,986
Unvested as of December 31, 2021			352,783	352,783
Weighted Average Exercise Price
Exercised (in dollars per share) | $ / shares				$ 0.0001
Forfeited (in dollars per share) | $ / shares				0.2126
Outstanding at end of the year (in dollars per share) | $ / shares				$ 0.3398		$ 0.2566
Exercisable at end of the year (in dollars per share) | $ / shares								$ 0.3039
Unvested as of December 31, 2021 | $ / shares								0.5930
Weighted Average Remaining Contractual Life
Outstanding (in years)			2 years 8 months 15 days		8 years 5 months 26 days
Exercisable (in years)			2 years 14 days
Unvested as of December 31, 2021			7 years 4 months 20 days
Average Intrinsic Value
Exercised | ¥			¥ 394		¥ 2,365		¥ 46,558
Outstanding at ending of the year | ¥			223		¥ 1,138
Exercisable at end of the year | ¥			205	$ 205
Unvested as of December 31, 2021 | ¥			¥ 18	$ 18
Jimu Parent
Options Outstanding
Granted (in shares)			24,287,218
Exercise of Share-based options (in share)			(3,759)
Forfeited (in shares)			(10,940)
Outstanding at end of the year (in shares)			74,354		89,053
unVested at end of the year (in shares)			74,354	74,354
Weighted Average Exercise Price
Exercised (in dollars per share) | $ / shares				$ 1.00
Forfeited (in dollars per share) | $ / shares				1.00
Outstanding at end of the year (in dollars per share) | $ / shares				$ 1.00		$ 1.00
unVested and expected to vest at end of the year (in dollars per share) | $ / shares								$ 1.00
Weighted Average Remaining Contractual Life
Outstanding (in years)					4 years 11 months 1 day
Vested and expected to vest (in years)			3 years 9 months 25 days
Average Intrinsic Value
Exercised | ¥			¥ 0
Outstanding at ending of the year | ¥			0		¥ 0
Vested and expected to vest at end of the year | ¥			¥ 0	$ 0